Quarterly Report
March 31, 2020
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.2%
U.S. Bonds – 51.8%
Asset-Backed & Securitized – 1.0%
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	$315,000	$327,925
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	233,275	241,536
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	170,384	176,861
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.481% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	200,274	194,321
Palmer Square Loan Funding Ltd., 2020-1A, “A1”, FLR, 2.482% (LIBOR - 3mo. + 0.8%), 2/20/2028 (n)	250,000	238,025
		$1,178,668
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$158,000	$176,448
Healthcare Revenue - Hospitals – 0.3%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$285,000	$297,118
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	$26,000	$26,133
Howard University, Washington D.C., 2.738%, 10/01/2022	28,000	28,197
Howard University, Washington D.C., 2.801%, 10/01/2023	30,000	30,465
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	33,609
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	42,652
		$161,056
Local Authorities – 0.2%
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	$240,000	$250,627
Mortgage-Backed – 0.4%
Freddie Mac, 3.32%, 2/25/2023	$5,000	$5,270
Freddie Mac, 4.06%, 10/25/2028	340,000	406,353
		$411,623
Municipals – 0.3%
Chicago, IL, Board of Education, “E”, 6.138%, 12/01/2039	$250,000	$305,843
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025	$3,148	$3,305
Small Business Administration, 5.09%, 10/01/2025	2,782	2,925
Small Business Administration, 5.21%, 1/01/2026	35,394	37,526
Small Business Administration, 2.22%, 3/01/2033	442,945	447,387
		$491,143
U.S. Treasury Obligations – 48.9%
U.S. Treasury Bonds, 1.375%, 8/31/2020	$3,700,000	$3,719,656
U.S. Treasury Bonds, 2.25%, 2/15/2027	4,111,000	4,584,568
U.S. Treasury Bonds, 4.75%, 2/15/2037	1,809,000	2,888,888
U.S. Treasury Bonds, 4.5%, 8/15/2039	2,231,400	3,576,080
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,411,000	3,118,666
U.S. Treasury Bonds, 3.625%, 2/15/2044	1,370,000	2,029,205
U.S. Treasury Bonds, 3%, 2/15/2048	1,180,000	1,638,172
U.S. Treasury Bonds, 3%, 2/15/2049	500,000	696,621
U.S. Treasury Notes, 3.5%, 5/15/2020	8,855,000	8,891,483
U.S. Treasury Notes, 2.625%, 5/15/2021	2,000,000	2,056,016
U.S. Treasury Notes, 2.125%, 5/15/2025	5,570,700	6,052,696
U.S. Treasury Notes, 1.5%, 8/15/2026	8,020,000	8,514,045
U.S. Treasury Notes, 2.875%, 5/15/2028	5,372,300	6,334,278
U.S. Treasury Notes, TIPS, 0.25%, 7/15/2029	1,051,876	1,092,149
		$55,192,523
Total U.S. Bonds		$58,465,049

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – 46.4%
Australia – 2.0%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	850,000	$606,595
Commonwealth of Australia, 4.5%, 4/21/2033		1,400,000	1,240,676
Commonwealth of Australia, 2.75%, 6/21/2035		257,000	193,496
Commonwealth of Australia, 3.25%, 6/21/2039		200,000	160,169
			$2,200,936
Belgium – 0.7%
Kingdom of Belgium, 1.25%, 4/22/2033	EUR	520,000	$647,972
Kingdom of Belgium, 1.6%, 6/22/2047		95,000	126,366
			$774,338
Canada – 3.9%
Government of Canada, 2.5%, 6/01/2024	CAD	3,000,000	$2,299,019
Government of Canada, 1.5%, 6/01/2026		2,150,000	1,606,794
Government of Canada, 5%, 6/01/2037		400,000	454,220
			$4,360,033
France – 1.8%
Republic of France, 1.25%, 5/25/2036	EUR	700,000	$875,180
Republic of France, 3.25%, 5/25/2045		405,000	711,717
Republic of France, 4%, 4/25/2055		140,000	303,374
Republic of France, 1.75%, 5/25/2066		65,000	95,311
			$1,985,582
Greece – 6.2%
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	5,400,000	$7,016,038
Ireland – 0.4%
Republic of Ireland, 1.7%, 5/15/2037	EUR	310,000	$406,319
Italy – 2.5%
Republic of Italy, 3.5%, 3/01/2030	EUR	785,000	$1,021,356
Republic of Italy, 2.45%, 9/01/2033		750,000	892,262
Republic of Italy, 5%, 9/01/2040		328,000	522,437
Republic of Italy, 3.25%, 9/01/2046		325,000	419,055
			$2,855,110
Japan – 15.7%
Government of Japan, 2.9%, 11/20/2030	JPY	870,000,000	$10,508,451
Government of Japan, 2.4%, 3/20/2037		247,600,000	3,099,346
Government of Japan, 2.3%, 3/20/2040		287,000,000	3,691,350
Government of Japan, 1.8%, 3/20/2043		13,000,000	159,316
Government of Japan, 0.8%, 6/20/2047		25,000,000	255,762
			$17,714,225
New Zealand – 0.9%
Government of New Zealand, 1.5%, 5/15/2031	NZD	800,000	$486,387
Government of New Zealand, 3.5%, 4/14/2033		750,000	557,133
			$1,043,520
Norway – 0.5%
City of Oslo, 1.6%, 5/05/2022	NOK	6,000,000	$584,155
Portugal – 0.7%
Republic of Portugal, 2.25%, 4/18/2034	EUR	315,000	$400,259
Republic of Portugal, 4.1%, 2/15/2045		256,000	425,852
			$826,111

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Spain – 1.3%
Kingdom of Spain, 4.7%, 7/30/2041	EUR	395,000	$710,229
Kingdom of Spain, 5.15%, 10/31/2044		370,000	723,474
			$1,433,703
Sweden – 0.2%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	2,500,000	$274,426
United Kingdom – 9.6%
United Kingdom Treasury, 1.5%, 7/22/2026	GBP	1,400,000	$1,883,902
United Kingdom Treasury, 4.25%, 12/07/2027		700,000	1,136,693
United Kingdom Treasury, 6%, 12/07/2028		1,065,000	1,974,324
United Kingdom Treasury, 0.875%, 10/22/2029		2,295,000	3,005,312
United Kingdom Treasury, 4.25%, 3/07/2036		268,000	513,495
United Kingdom Treasury, 1.75%, 9/07/2037		300,000	434,431
United Kingdom Treasury, 4.25%, 12/07/2040		127,000	261,996
United Kingdom Treasury, 3.25%, 1/22/2044		330,000	623,264
United Kingdom Treasury, 3.75%, 7/22/2052		239,000	550,697
United Kingdom Treasury, 4%, 1/22/2060		80,000	213,880
United Kingdom Treasury, 3.5%, 7/22/2068		100,000	269,008
			$10,867,002
Total Foreign Bonds			$52,341,498
Total Bonds			$110,806,547
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.28% (v)		2,443,509	$2,443,998

Other Assets, Less Liabilities – (0.4)%			(449,083)
Net Assets – 100.0%			$112,801,462
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,443,998 and $110,806,547, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $432,346, representing 0.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won

Portfolio of Investments (unaudited) – continued
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 3/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,691,000	USD	1,018,668	State Street Bank Corp.	5/22/2020	$21,663
BRL	65,000	USD	12,503	JPMorgan Chase Bank N.A.	4/02/2020	6
DKK	3,420,237	USD	501,564	Citibank N.A.	5/26/2020	4,724
EUR	2,935,192	USD	3,200,174	Deutsche Bank AG	5/22/2020	43,298
EUR	11,381,750	USD	12,442,927	Goldman Sachs International	5/22/2020	134,233
EUR	533,570	USD	585,415	JPMorgan Chase Bank N.A.	5/22/2020	4,195
EUR	603,000	USD	665,947	State Street Bank Corp.	5/22/2020	385
GBP	258,774	USD	314,138	Citibank N.A.	5/22/2020	7,600
GBP	682,344	USD	806,921	Deutsche Bank AG	5/22/2020	41,450
GBP	467,000	USD	553,535	State Street Bank Corp.	5/22/2020	27,095
JPY	753,955,028	USD	6,857,441	Deutsche Bank AG	5/22/2020	170,033
JPY	160,674,394	USD	1,445,921	Goldman Sachs International	5/22/2020	51,695
NOK	11,500,000	USD	1,095,722	Goldman Sachs International	5/22/2020	10,697
NZD	2,318,000	USD	1,367,769	BNP Paribas S.A.	5/22/2020	14,832
USD	295,707	AUD	450,000	Morgan Stanley Capital Services, Inc.	5/22/2020	18,860
USD	1,389,456	AUD	2,099,426	State Street Bank Corp.	5/22/2020	97,855
USD	15,209	BRL	65,000	JPMorgan Chase Bank N.A.	4/02/2020	2,699
USD	818,772	CAD	1,089,249	Citibank N.A.	5/22/2020	44,380
USD	119,438	CAD	167,000	Deutsche Bank AG	5/22/2020	711
USD	310,706	CAD	426,462	JPMorgan Chase Bank N.A.	5/22/2020	7,517
USD	668,604	CAD	913,000	Merrill Lynch International	5/22/2020	19,515
USD	416,470	CAD	559,000	Morgan Stanley Capital Services, Inc.	5/22/2020	19,055
USD	362,981	CAD	483,000	State Street Bank Corp.	5/22/2020	19,596
USD	667,958	EUR	598,000	BNP Paribas S.A.	5/22/2020	7,151
USD	1,246,203	EUR	1,120,000	Credit Suisse Group	5/22/2020	8,571
USD	2,137,676	EUR	1,906,000	Deutsche Bank AG	5/22/2020	31,491
USD	77,070	GBP	60,000	Deutsche Bank AG	5/22/2020	2,471
USD	3,555,113	GBP	2,749,444	Merrill Lynch International	5/22/2020	136,681
USD	269,905	JPY	28,877,000	Brown Brothers Harriman	5/22/2020	748
USD	1,845,606	JPY	194,961,000	Deutsche Bank AG	5/22/2020	28,411
USD	1,410,101	JPY	143,731,000	Goldman Sachs International	5/22/2020	70,411
USD	163,497	JPY	17,036,000	State Street Bank Corp.	5/22/2020	4,708
USD	316,819	KRW	377,157,000	Barclays Bank PLC	4/21/2020	6,821
USD	619,442	NOK	5,810,937	Merrill Lynch International	5/22/2020	60,370
USD	2,094,208	NZD	3,321,972	Brown Brothers Harriman	5/22/2020	112,774
USD	574,668	NZD	957,249	JPMorgan Chase Bank N.A.	5/22/2020	3,704
USD	119,739	NZD	198,000	Morgan Stanley Capital Services, Inc.	5/22/2020	1,639
USD	71,922	NZD	114,000	State Street Bank Corp.	5/22/2020	3,925
						$1,241,970
Liability Derivatives
AUD	937,066	USD	615,101	Brown Brothers Harriman	5/22/2020	$(38,602)
AUD	1,020,000	USD	677,260	Deutsche Bank AG	5/22/2020	(49,739)
AUD	1,933,068	USD	1,273,283	State Street Bank Corp.	5/22/2020	(84,028)
EUR	447,835	USD	507,004	Barclays Bank PLC	5/22/2020	(12,133)
EUR	1,681,522	USD	1,863,165	Citibank N.A.	5/22/2020	(5,034)
EUR	1,081,000	USD	1,227,626	Deutsche Bank AG	5/22/2020	(33,091)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	491,000	USD	557,575	Morgan Stanley Capital Services, Inc.	5/22/2020	$(15,006)
JPY	184,951,966	USD	1,752,164	Goldman Sachs International	5/22/2020	(28,262)
KRW	377,158,000	USD	325,571	Barclays Bank PLC	4/21/2020	(15,573)
MXN	63,405	USD	3,247	JPMorgan Chase Bank N.A.	5/22/2020	(593)
NZD	491,000	USD	310,343	Deutsche Bank AG	5/22/2020	(17,480)
SEK	149,507	USD	15,414	Goldman Sachs International	5/22/2020	(285)
USD	596,064	AUD	993,000	Goldman Sachs International	5/22/2020	(14,845)
USD	774,647	AUD	1,266,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(4,216)
USD	1,615,902	CAD	2,286,641	JPMorgan Chase Bank N.A.	5/22/2020	(9,764)
USD	5,154	CHF	5,000	UBS AG	5/22/2020	(54)
USD	70,651	DKK	483,000	Barclays Bank PLC	5/26/2020	(846)
USD	738,821	EUR	676,811	Deutsche Bank AG	5/18/2020	(8,959)
USD	535,813	EUR	485,000	Goldman Sachs International	5/22/2020	(126)
USD	2,241,341	EUR	2,050,960	JPMorgan Chase Bank N.A.	5/22/2020	(25,029)
USD	566,488	GBP	456,000	BNP Paribas S.A.	5/22/2020	(465)
USD	103,144	GBP	83,000	Citibank N.A.	5/22/2020	(51)
USD	623,017	GBP	509,000	State Street Bank Corp.	5/22/2020	(9,832)
USD	416,412	JPY	44,721,000	BNP Paribas S.A.	5/22/2020	(424)
USD	524,364	JPY	56,440,000	Brown Brothers Harriman	5/22/2020	(1,702)
USD	532,034	JPY	59,088,000	Deutsche Bank AG	5/22/2020	(18,714)
USD	1,139,614	SEK	11,435,000	Goldman Sachs International	5/22/2020	(17,588)
						$(412,441)
At March 31, 2020, the fund had cash collateral of $320,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$55,683,666	$—	$55,683,666
Non - U.S. Sovereign Debt	—	51,757,343	—	51,757,343
Municipal Bonds	—	853,588	—	853,588
U.S. Corporate Bonds	—	337,504	—	337,504
Residential Mortgage-Backed Securities	—	411,623	—	411,623
Commercial Mortgage-Backed Securities	—	746,322	—	746,322
Asset-Backed Securities (including CDOs)	—	432,346	—	432,346
Foreign Bonds	—	584,155	—	584,155
Mutual Funds	2,443,998	—	—	2,443,998
Total	$2,443,998	$110,806,547	$—	$113,250,545
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,241,970	$—	$1,241,970
Forward Foreign Currency Exchange Contracts – Liabilities	—	(412,441)	—	(412,441)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,936,006	$22,651,404	$25,143,351	$361	$(422)	$2,443,998
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,086	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	53.3%
Japan	15.8%
United Kingdom	9.7%
Greece	6.2%
Canada	3.9%
Italy	2.5%
Australia	2.0%
France	1.8%
Spain	1.3%
Other Countries	3.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.